DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2014
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS
12.
DISCONTINUED OPERATIONS

In connection with the 2014 Restructuring Plan, the Company approved a plan to dispose of a business unit within the Color segment. The Company determined that as of September 30, 2014, the business met the criteria to be presented as a discontinued operation as established in ASC Subtopic 205-20, Discontinued Operations. The results of this business have been reported as a discontinued operation in the Consolidated Statements of Earnings for all periods presented. The corresponding assets, which include property, plant, and equipment, have met the held for sale criteria and have been properly presented on the Consolidated Balance Sheets.

The following table summarizes the discontinued operation’s results, which are included in the loss from discontinued operations in the Consolidated Statements of Earnings for the years ended December 31, 2014, 2013, and 2012:

(in thousands)	2014	2013	2012
Net sales	$5,197	$5,424	$5,495
Loss from discontinued operations before income taxes	(11,496)	(1,418)	(1,671)
Income tax benefit	3,371	415	497
Loss from discontinued operations, net of tax	$(8,125)	$(1,003)	$(1,174)

Included in the loss before income taxes from discontinued operations are pre-tax restructuring costs of $11.0 million for the year ended December 31, 2014. See Note 11, Restructuring Charges, for additional information.